VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Vessels and Equipment, Net	VESSELS AND EQUIPMENT, NET
Movements in the six months ended June 30, 2021 for vessels and equipment, net is summarized as follows:

(in thousands of $)	Vessels and equipment	Dry docks	Total
Cost
At December 31, 2020	1,919,441	25,000	1,944,441
Additions	347	—	347
Newbuildings	547,926	7,500	555,426
Disposals	—	—	—
At June 30, 2021	2,467,714	32,500	2,500,214

Accumulated depreciation
At December 31, 2020	(80,370)	(7,610)	(87,980)
Charge	(30,369)	(2,989)	(33,358)
Disposals	—	—	—
At June 30, 2021	(110,739)	(10,599)	(121,338)

Net book value
At December 31, 2020	1,839,071	17,390	1,856,461
At June 30, 2021	2,356,975	21,901	2,378,876
In January 2021, the Company successfully took delivery of its eleventh LNG carrier, Flex Freedom, which was constructed at Daewoo Ship building and Marine Engineering Co. Ltd. ("DSME") in South Korea. Flex Freedom was capitalized at a cost of $189.1 million, of which $181.6 million was reclassified from Vessel purchase prepayments. The capitalized cost includes the fixed purchase price of $186.0 million as per the purchase agreement and $3.1 million relating to change orders, pre-delivery crew expenses, fit out, spares and studies.

In January 2021, the Company successfully took delivery of its twelfth LNG carrier, Flex Volunteer, which was constructed at Hyundai Samho Heavy Industries Co. Ltd. ("HSHI") in South Korea. Flex Volunteer was capitalized at a cost of $182.9 million, of which $54.0 million was reclassified from Vessel purchase prepayments. The capitalized cost includes the fixed purchase price of $180.0 million as per the purchase agreement and $2.9 million relating to change orders, pre-delivery crew expenses, fit out, spares and studies.

In May 2021, the Company successfully took delivery of its thirteenth LNG carrier, Flex Vigilant, which was constructed at HSHI in South Korea. Flex Vigilant was capitalized at a cost of $183.4 million, of which $54.0 million was reclassified from Vessel purchase prepayments. The capitalized cost includes the fixed purchase price of $180.0 million as per the purchase agreement and $3.4 million relating to change orders, pre-delivery crew expenses, fit out, spares and studies.
The net book value of vessels that serve as collateral for the Company's long-term debt (Note 11) was $2,378.9 million as at June 30, 2021 (December 31, 2020: $1,856.5 million). The net book value of the vessels Flex Rainbow, Flex Enterprise, Flex Endeavour and Flex Amber further referred to in Note 11 was $737.0 million as at June 30, 2021 (December 31, 2020: $748.5 million).